Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	COHEN & STEERS PREFERRED SECURITIES & INCOME FUND, INC.
Central Index Key	0001484750
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	May 1, 2013

Class A & C | Cohen & Steers Preferred Securities & Income Fund, Inc.
COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.
INVESTMENT OBJECTIVE
The investment objective of Cohen & Steers Preferred Securities and Income Fund, Inc. (the Fund) is to seek total return (high current income and capital appreciation).
FUND FEES AND EXPENSES
This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You in the Fund’s prospectus (the Prospectus) and Reducing the Initial Sales Load on Class A Shares of the Fund’s Statement of Additional Information (the SAI).
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Class A & C Cohen & Steers Preferred Securities & Income Fund, Inc.	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	[1]	none
Maximum deferred sales charge (load) (as a percentage of the lessor of original purchase price or redemption proceeds)	none		1.00%	[2]
[1]	Effective June 1, 2012, the maximum sales charge (load) imposed on purchases will be reduced to 3.75%.
[2]	For Class C shares, the maximum deferred sales charge does not apply after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Class A & C Cohen & Steers Preferred Securities & Income Fund, Inc.		Class A	Class C
Management Fee		0.70%	0.70%
Distribution (12b-1) Fee		0.25%	0.75%
Other Expenses		0.17%	0.17%
Service Fee		0.10%	0.25%
Total Annual Fund Operating Expenses	[1]	1.22%	1.87%
Fee Waiver / Expense Reimbursement	[1]	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement)	[1]	1.10%	1.75%
[1]	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed to waive, through June 30, 2014, the Fund's total annual operating expenses (excluding distribution and shareholder servicing fees applicable to Class A and Class C shares; acquired fund fees and expenses; and extraordinary expenses) to 1.10% for the Class A shares and 1.75% for the Class C shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after the first year (in the first year, expenses are based on the net amount pursuant to the fee waiver/reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class A & C Cohen & Steers Preferred Securities & Income Fund, Inc. (USD $)		1 Year	3 Years	5 Years	10 Years
Class A Shares	[1]	557	805	1,076	1,848
Class C Shares		278	576	1,000	2,181
[1]	Effective June 1, 2012, the maximum sales charge (load) imposed on purchases of Class A shares will be reduced to 3.75%. Therefore, effective June 1, 2012, your estimated costs based on the assumptions described above would be $483, $728, $1,017, and $1,837, for the one-year, three-year, five-year, and ten-year periods, respectively.

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Class A & C Cohen & Steers Preferred Securities & Income Fund, Inc. Class C	178	576	1,000	2,181

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of preferred and debt securities issued by U.S. and non-U.S. companies, including traditional preferred securities; hybrid preferred securities that have investment and economic characteristics of both preferred stock and debt securities; floating rate preferred securities; corporate debt securities; convertible securities; and securities of other open-end, closed-end or exchange-traded funds that invest primarily in preferred and/or debt securities as described herein. Certain securities in which the Fund may invest are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (Securities Act) (referred to as Rule 144A Securities).

The Fund also will invest at least 25% of its net assets in the financials sector, which is comprised of the bank, diversified financials, real estate (including real estate investment trusts (REITs)) and insurance industries. From time to time, the Fund may have 25% of its net assets invested in any one of these industries. In addition, the Fund also may focus its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications. The Advisor retains broad discretion to allocate the Fund's investments across various sectors and industries.

The Fund may invest without limit in securities of non-U.S. companies, which may be non-U.S. dollar denominated, including up to 15% of the Fund's net assets in securities issued by companies domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries.

The Fund may invest in investment grade as well as below investment grade securities and, although not required to do so, will generally seek to maintain a minimum weighted average senior debt rating of companies in which it invests of BBB-. Although a company's senior debt rating may be BBB-, an underlying security issued by such company in which the Fund invests may have a lower rating than BBB-. Below investment grade securities are also known as "high yield" or "junk" securities. The maturities of debt securities in which the Fund will invest generally will be longer-term (ten years or more); however, as a result of changing market conditions and interest rates, the Fund may also invest in shorter-term debt securities.

The Fund is authorized to purchase, sell or enter into any derivative contract or option on a derivative contract, transaction or instrument, without limitation, including various interest rate transactions such as swaps, caps, floors or collars, and foreign currency transactions such as foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. The Fund's primary use of derivative contracts will be to enter into interest rate and currency hedging transactions in order to reduce the interest rate and foreign currency risk inherent in the Fund's investments.

The Fund is non-diversified and as a result may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.
PRINCIPAL RISKS
Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, call, reinvestment and income risk, limited liquidity, limited voting rights and special redemption rights.
  Deferral and Omission Risk. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.
  Credit and Subordination Risk. Credit risk is the risk that a security in the Fund’s portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status. Preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.
  Interest Rate Risk. Interest rate risk is the risk that preferred securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. Preferred securities with longer periods before maturity may be more sensitive to interest rate changes.
  Call, Reinvestment and Income Risk. During periods of declining interest rates, an issuer may be able to exercise an option to redeem its issue at par earlier than scheduled which is generally known as call risk. Recent regulatory changes may increase call risk with respect to certain types of preferred securities. If this occurs, the Fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk. Another risk associated with a declining interest rate environment is that the income from the Fund’s portfolio may decline over time when the Fund invests the proceeds from new share sales at market interest rates that are below the portfolio’s current earnings rate.
  Liquidity Risk. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.
  Limited Voting Rights Risk. Generally, traditional preferred securities offer no voting rights with respect to the issuer unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. Hybrid-preferred security holders generally have no voting rights.
  Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in U.S. federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund.
  Regulatory Risk. Recent regulatory changes may adversely affect the performance of certain preferred securities. The potential impact of these new regulations on preferred securities and the Fund’s ability to pursue its investment objective through such instruments is unclear at this time. Such regulatory changes may increase issuers’ incentives to call or redeem a security prior to a specified date. Furthermore, from time to time, preferred securities have been, and may in the future be, offered having features other than those described herein.
Debt Securities Risk. Debt securities generally present various risks, including interest rate risk, which is the risk that bond prices will decline because of rising interest rates, and credit risk, which is the chance that the issuer of a debt security will fail to timely pay interest and principal or that a debt security’s price declines because of negative perceptions of an issuer’s ability to pay interest and principal.

Concentration in the Financials Sector Risk. Because the Fund invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition.

Foreign (Non-U.S.) and Emerging Market Securities Risk. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and repatriation of capital invested. The securities and real estate markets of some emerging market countries have in the past sometimes experienced substantial market disruptions and may do so in the future. The economies of many emerging countries may be heavily dependent on international trade and, accordingly have been and may continue to be adversely affected by trade barriers, exchange controls managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they wish to trade.

Below Investment Grade Securities Risk. Below investment grade securities, or equivalent unrated securities, generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for below investment grade securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Foreign Currency Risk. Although the Fund will report its net asset value (NAV) and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, and such investments are subject to the risks described under Derivatives and Hedging Transactions Risk below.

Derivatives and Hedging Transactions Risk. The use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, over-the-counter trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Recent legislation has called for a new regulatory framework for the derivatives market. The impact of the new regulations are still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments.

Rule 144A Securities Risk. Rule 144A Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers. Institutional markets for Rule 144A Securities that exist or may develop may provide both readily ascertainable values for such securities and the ability to promptly sell such securities. However, if there are an insufficient number of qualified institutional buyers interested in purchasing Rule 144A Securities held by the Fund, the Fund will be subject to liquidity risk and thus may not be able to sell the Rule 144A Securities at a time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.

Non-Diversification Risk. As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FUND PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Class A shares. The table shows how the Fund’s average annual returns compare with the performance of selected broad market indexes over various time periods. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance is available at www.cohenandsteers.com or by calling (800) 330-7348.

The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.
Class A Shares Annual Total Returns

[1]	The annual total returns for the Class C shares of the Fund are substantially similar to the annual total returns of the Class A shares because the assets of all share classes are invested in the same portfolio of securities. The annual total returns differ only to the extent that the classes do not have the same expenses.

Highest quarterly return during this period: 10.47% (quarter ended September 30, 2010) Lowest quarterly return during this period: –5.27% (quarter ended September 30, 2011)
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Class A & C Cohen & Steers Preferred Securities & Income Fund, Inc.		1 Year	Since Inception		Inception Date
Class A Shares		17.46%	11.16%	[1]	May 3, 2010
Class A Shares Return After Taxes on Distributions		14.66%	9.07%	[1]	May 3, 2010
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares		11.36%	8.39%	[1]	May 3, 2010
Class C Shares		20.31%	12.02%	[1]	May 3, 2010
BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes)		13.60%	9.51%
Blended Benchmark (reflects no deduction for fees, expenses or taxes)	[2]	17.40%	9.92%
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	[3]	16.00%	8.95%
[1]	The inception date was May 3, 2010.
[2]	Blended benchmark consists of 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% BofA Merrill Lynch US Capital Securities Index. The BofA Merrill Lynch Fixed Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. Qualifying securities must be rated investment grade (based on an average of Moody's, S&P and Fitch) and must have an investment-grade-rated country of risk (based on an average of Moody's, S&P and Fitch foreign currency long-term sovereign debt ratings). The BofA Merrill Lynch US Capital Securities Index is a subset of The BofA Merrill Lynch US Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities.
[3]	The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance. Performance figures include reinvestment of income dividends and, for the Fund, capital gains distributions. You should note that the Fund is a professionally managed mutual fund while the indexes are unmanaged, do not incur expenses and are not available for investment.

After-tax returns are shown for Class A shares only. After-tax returns for Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS PREFERRED SECURITIES & INCOME FUND, INC.
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class A & C | Cohen & Steers Preferred Securities & Income Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Cohen & Steers Preferred Securities and Income Fund, Inc. (the Fund) is to seek total return (high current income and capital appreciation).
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You in the Fund’s prospectus (the Prospectus) and Reducing the Initial Sales Load on Class A Shares of the Fund’s Statement of Additional Information (the SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class C shares, the maximum deferred sales charge does not apply after one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after the first year (in the first year, expenses are based on the net amount pursuant to the fee waiver/reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of preferred and debt securities issued by U.S. and non-U.S. companies, including traditional preferred securities; hybrid preferred securities that have investment and economic characteristics of both preferred stock and debt securities; floating rate preferred securities; corporate debt securities; convertible securities; and securities of other open-end, closed-end or exchange-traded funds that invest primarily in preferred and/or debt securities as described herein. Certain securities in which the Fund may invest are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (Securities Act) (referred to as Rule 144A Securities).

The Fund also will invest at least 25% of its net assets in the financials sector, which is comprised of the bank, diversified financials, real estate (including real estate investment trusts (REITs)) and insurance industries. From time to time, the Fund may have 25% of its net assets invested in any one of these industries. In addition, the Fund also may focus its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications. The Advisor retains broad discretion to allocate the Fund's investments across various sectors and industries.

The Fund may invest without limit in securities of non-U.S. companies, which may be non-U.S. dollar denominated, including up to 15% of the Fund's net assets in securities issued by companies domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries.

The Fund may invest in investment grade as well as below investment grade securities and, although not required to do so, will generally seek to maintain a minimum weighted average senior debt rating of companies in which it invests of BBB-. Although a company's senior debt rating may be BBB-, an underlying security issued by such company in which the Fund invests may have a lower rating than BBB-. Below investment grade securities are also known as "high yield" or "junk" securities. The maturities of debt securities in which the Fund will invest generally will be longer-term (ten years or more); however, as a result of changing market conditions and interest rates, the Fund may also invest in shorter-term debt securities.

The Fund is authorized to purchase, sell or enter into any derivative contract or option on a derivative contract, transaction or instrument, without limitation, including various interest rate transactions such as swaps, caps, floors or collars, and foreign currency transactions such as foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. The Fund's primary use of derivative contracts will be to enter into interest rate and currency hedging transactions in order to reduce the interest rate and foreign currency risk inherent in the Fund's investments.

		The Fund is non-diversified and as a result may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of preferred and debt securities issued by U.S. and non-U.S. companies, including traditional preferred securities; hybrid preferred securities that have investment and economic characteristics of both preferred stock and debt securities; floating rate preferred securities; corporate debt securities; convertible securities; and securities of other open-end, closed-end or exchange-traded funds that invest primarily in preferred and/or debt securities as described herein.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, call, reinvestment and income risk, limited liquidity, limited voting rights and special redemption rights.
  Deferral and Omission Risk. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.
  Credit and Subordination Risk. Credit risk is the risk that a security in the Fund’s portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status. Preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.
  Interest Rate Risk. Interest rate risk is the risk that preferred securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. Preferred securities with longer periods before maturity may be more sensitive to interest rate changes.
  Call, Reinvestment and Income Risk. During periods of declining interest rates, an issuer may be able to exercise an option to redeem its issue at par earlier than scheduled which is generally known as call risk. Recent regulatory changes may increase call risk with respect to certain types of preferred securities. If this occurs, the Fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk. Another risk associated with a declining interest rate environment is that the income from the Fund’s portfolio may decline over time when the Fund invests the proceeds from new share sales at market interest rates that are below the portfolio’s current earnings rate.
  Liquidity Risk. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.
  Limited Voting Rights Risk. Generally, traditional preferred securities offer no voting rights with respect to the issuer unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. Hybrid-preferred security holders generally have no voting rights.
  Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in U.S. federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund.
  Regulatory Risk. Recent regulatory changes may adversely affect the performance of certain preferred securities. The potential impact of these new regulations on preferred securities and the Fund’s ability to pursue its investment objective through such instruments is unclear at this time. Such regulatory changes may increase issuers’ incentives to call or redeem a security prior to a specified date. Furthermore, from time to time, preferred securities have been, and may in the future be, offered having features other than those described herein.
Debt Securities Risk. Debt securities generally present various risks, including interest rate risk, which is the risk that bond prices will decline because of rising interest rates, and credit risk, which is the chance that the issuer of a debt security will fail to timely pay interest and principal or that a debt security’s price declines because of negative perceptions of an issuer’s ability to pay interest and principal.

Concentration in the Financials Sector Risk. Because the Fund invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition.

Foreign (Non-U.S.) and Emerging Market Securities Risk. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and repatriation of capital invested. The securities and real estate markets of some emerging market countries have in the past sometimes experienced substantial market disruptions and may do so in the future. The economies of many emerging countries may be heavily dependent on international trade and, accordingly have been and may continue to be adversely affected by trade barriers, exchange controls managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they wish to trade.

Below Investment Grade Securities Risk. Below investment grade securities, or equivalent unrated securities, generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for below investment grade securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Foreign Currency Risk. Although the Fund will report its net asset value (NAV) and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, and such investments are subject to the risks described under Derivatives and Hedging Transactions Risk below.

Derivatives and Hedging Transactions Risk. The use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, over-the-counter trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Recent legislation has called for a new regulatory framework for the derivatives market. The impact of the new regulations are still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments.

Rule 144A Securities Risk. Rule 144A Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers. Institutional markets for Rule 144A Securities that exist or may develop may provide both readily ascertainable values for such securities and the ability to promptly sell such securities. However, if there are an insufficient number of qualified institutional buyers interested in purchasing Rule 144A Securities held by the Fund, the Fund will be subject to liquidity risk and thus may not be able to sell the Rule 144A Securities at a time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.

Non-Diversification Risk. As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

		Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Class A shares. The table shows how the Fund’s average annual returns compare with the performance of selected broad market indexes over various time periods. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance is available at www.cohenandsteers.com or by calling (800) 330-7348.

		The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for the Class A shares. The table shows how the Fund’s average annual returns compare with the performance of selected broad market indexes over various time periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 330-7348
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cohenandsteers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return during this period: 10.47% (quarter ended September 30, 2010) Lowest quarterly return during this period: –5.27% (quarter ended September 30, 2011)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for Class C shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only. After-tax returns for Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A & C | Cohen & Steers Preferred Securities & Income Fund, Inc. | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%	[1]
Maximum deferred sales charge (load) (as a percentage of the lessor of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[2]
Fee Waiver / Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement)	rr_NetExpensesOverAssets	1.10%	[2]
1 Year	rr_ExpenseExampleYear01	557	[3]
3 Years	rr_ExpenseExampleYear03	805	[3]
5 Years	rr_ExpenseExampleYear05	1,076	[3]
10 Years	rr_ExpenseExampleYear10	1,848	[3]
2011	rr_AnnualReturn2011	3.32%	[4]
2012	rr_AnnualReturn2012	22.04%	[4]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.27%)
1 Year	rr_AverageAnnualReturnYear01	17.46%
Since Inception	rr_AverageAnnualReturnSinceInception	11.16%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Class A & C | Cohen & Steers Preferred Securities & Income Fund, Inc. | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lessor of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%	[2]
Fee Waiver / Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement)	rr_NetExpensesOverAssets	1.75%	[2]
1 Year	rr_ExpenseExampleYear01	278
3 Years	rr_ExpenseExampleYear03	576
5 Years	rr_ExpenseExampleYear05	1,000
10 Years	rr_ExpenseExampleYear10	2,181
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	576
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,000
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,181
1 Year	rr_AverageAnnualReturnYear01	20.31%
Since Inception	rr_AverageAnnualReturnSinceInception	12.02%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Class A & C | Cohen & Steers Preferred Securities & Income Fund, Inc. | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	9.07%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Class A & C | Cohen & Steers Preferred Securities & Income Fund, Inc. | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.36%
Since Inception	rr_AverageAnnualReturnSinceInception	8.39%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Class A & C | Cohen & Steers Preferred Securities & Income Fund, Inc. | BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.60%
Since Inception	rr_AverageAnnualReturnSinceInception	9.51%
Class A & C | Cohen & Steers Preferred Securities & Income Fund, Inc. | Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.40%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	9.92%	[7]
Class A & C | Cohen & Steers Preferred Securities & Income Fund, Inc. | S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	8.95%	[8]

[1]	Effective June 1, 2012, the maximum sales charge (load) imposed on purchases will be reduced to 3.75%.
[2]	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed to waive, through June 30, 2014, the Fund's total annual operating expenses (excluding distribution and shareholder servicing fees applicable to Class A and Class C shares; acquired fund fees and expenses; and extraordinary expenses) to 1.10% for the Class A shares and 1.75% for the Class C shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.
[3]	Effective June 1, 2012, the maximum sales charge (load) imposed on purchases of Class A shares will be reduced to 3.75%. Therefore, effective June 1, 2012, your estimated costs based on the assumptions described above would be $483, $728, $1,017, and $1,837, for the one-year, three-year, five-year, and ten-year periods, respectively.
[4]	The annual total returns for the Class C shares of the Fund are substantially similar to the annual total returns of the Class A shares because the assets of all share classes are invested in the same portfolio of securities. The annual total returns differ only to the extent that the classes do not have the same expenses.
[5]	The inception date was May 3, 2010.
[6]	For Class C shares, the maximum deferred sales charge does not apply after one year.
[7]	Blended benchmark consists of 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% BofA Merrill Lynch US Capital Securities Index. The BofA Merrill Lynch Fixed Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. Qualifying securities must be rated investment grade (based on an average of Moody's, S&P and Fitch) and must have an investment-grade-rated country of risk (based on an average of Moody's, S&P and Fitch foreign currency long-term sovereign debt ratings). The BofA Merrill Lynch US Capital Securities Index is a subset of The BofA Merrill Lynch US Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities.
[8]	The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance. Performance figures include reinvestment of income dividends and, for the Fund, capital gains distributions. You should note that the Fund is a professionally managed mutual fund while the indexes are unmanaged, do not incur expenses and are not available for investment.

Class I | Cohen & Steers Preferred Securities & Income Fund, Inc.
COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.
INVESTMENT OBJECTIVE
The investment objective of Cohen & Steers Preferred Securities and Income Fund, Inc. (the Fund) is to seek total return (high current income and capital appreciation).
FUND FEES AND EXPENSES
This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Class I Cohen & Steers Preferred Securities & Income Fund, Inc. Class I Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Class I Cohen & Steers Preferred Securities & Income Fund, Inc. Class I Shares
Management Fee	[1]	0.70%
Other Expenses	[1]	0.16%
Service Fee	[1]	0.01%
Total Annual Fund Operating Expenses	[1][2]	0.87%
Fee Waiver / Expense Reimbursement	[1][2]	(0.12%)
Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement)	[1][2]	0.75%
[1]	This expense information differs from the Fund's most recent annual report and has been updated to reflect estimated expenses for the fiscal year ended December 31, 2012 and additional expenses expected to be incurred in the current fiscal year due to the payment of a service fee pursuant to a shareholder services plan for Class I shares, adopted by the Fund effective January 1, 2012.
[2]	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed to waive, through June 30, 2014, the Fund's total annual Fund operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) at 0.75% for the Class I shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2014 (through June 30, 2014, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Cohen & Steers Preferred Securities & Income Fund, Inc. Class I Shares	77	263	468	1,060

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of preferred and debt securities issued by U.S. and non-U.S. companies, including traditional preferred securities; hybrid preferred securities that have investment and economic characteristics of both preferred stock and debt securities; floating rate preferred securities; corporate debt securities; convertible securities; and securities of other open-end, closed-end or exchange-traded funds that invest primarily in preferred and/or debt securities as described herein. Certain securities in which the Fund may invest are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (Securities Act) (referred to as Rule 144A Securities).

The Fund also will invest at least 25% of its net assets in the financials sector, which is comprised of the bank, diversified financials, real estate (including real estate investment trusts (REITs)) and insurance industries. From time to time, the Fund may have 25% of its net assets invested in any one of these industries. In addition, the Fund also may focus its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications. The Advisor retains broad discretion to allocate the Fund's investments across various sectors and industries.

The Fund may invest without limit in securities of non-U.S. companies, which may be non-U.S. dollar denominated, including up to 15% of the Fund's net assets in securities issued by companies domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries.

The Fund may invest in investment grade as well as below investment grade securities and, although not required to do so, will generally seek to maintain a minimum weighted average senior debt rating of companies in which it invests of BBB-. Although a company's senior debt rating may be BBB-, an underlying security issued by such company in which the Fund invests may have a lower rating than BBB-. Below investment grade securities are also known as "high yield" or "junk" securities. The maturities of debt securities in which the Fund will invest generally will be longer-term (ten years or more); however, as a result of changing market conditions and interest rates, the Fund may also invest in shorter-term debt securities.

The Fund is authorized to purchase, sell or enter into any derivative contract or option on a derivative contract, transaction or instrument, without limitation, including various interest rate transactions such as swaps, caps, floors or collars, and foreign currency transactions, such as foreign currency forward contracts, foreign currency futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. The Fund's primary use of derivative contracts will be to enter into interest rate and currency hedging transactions in order to reduce the interest rate risk and foreign currency risk inherent in the Fund's investments.

The Fund is non-diversified and as a result may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.
PRINCIPAL RISKS
Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, call, reinvestment and income risk, limited liquidity, limited voting rights and special redemption rights.

  Deferral and Omission Risk. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.
  Credit and Subordination Risk. Credit risk is the risk that a security in the Fund’s portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status. Preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.
  Interest Rate Risk. Interest rate risk is the risk that preferred securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. Preferred securities with longer periods before maturity may be more sensitive to interest rate changes.
  Call, Reinvestment and Income Risk. During periods of declining interest rates, an issuer may be able to exercise an option to redeem its issue at par earlier than scheduled which is generally known as call risk. Recent regulatory changes may increase call risk with respect to certain types of preferred securities. If this occurs, the Fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk. Another risk associated with a declining interest rate environment is that the income from the Fund’s portfolio may decline over time when the Fund invests the proceeds from new share sales at market interest rates that are below the portfolio’s current earnings rate.
  Liquidity Risk. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.
  Limited Voting Rights Risk. Generally, traditional preferred securities offer no voting rights with respect to the issuer unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. Hybrid-preferred security holders generally have no voting rights.
  Special Redemption Rights Risk. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in U.S. federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund.
  Regulatory Risk. Recent regulatory changes may adversely affect the performance of certain preferred securities. The potential impact of these new regulations on preferred securities and the Fund’s ability to pursue its investment objective through such instruments is unclear at this time. Such regulatory changes may increase issuers’ incentives to call or redeem a security prior to a specified date. Furthermore, from time to time, preferred securities have been, and may in the future be, offered having features other than those described herein.
Debt Securities Risk. Debt securities generally present various risks, including interest rate risk, which is the risk that bond prices will decline because of rising interest rates, and credit risk, which is the chance that the issuer of a debt security will fail to timely pay interest and principal or that a debt security’s price declines because of negative perceptions of an issuer’s ability to pay interest and principal.

Concentration in the Financials Sector Risk. Because the Fund invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition.

Foreign (Non-U.S.) and Emerging Market Securities Risk. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and repatriation of capital invested. The securities and real estate markets of some emerging market countries have in the past sometimes experienced substantial market disruptions and may do so in the future. The economies of many emerging countries may be heavily dependent on international trade and, accordingly have been and may continue to be adversely affected by trade barriers, exchange controls managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they wish to trade.

Below Investment Grade Securities Risk. Below investment grade securities, or equivalent unrated securities, generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for below investment grade securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Foreign Currency Risk. Although the Fund will report its net asset value (NAV) and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, and such investments are subject to the risks described under Derivatives and Hedging Transactions Risk below.

Derivatives and Hedging Transactions Risk. The use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, over-the-counter trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Recent legislation has called for a new regulatory framework for the derivatives market. The impact of the new regulations are still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments.

Rule 144A Securities Risk. Rule 144A Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers. Institutional markets for Rule 144A Securities that exist or may develop may provide both readily ascertainable values for such securities and the ability to promptly sell such securities. However, if there are an insufficient number of qualified institutional buyers interested in purchasing Rule 144A Securities held by the Fund, the Fund will be subject to liquidity risk and thus may not be able to sell the Rule 144A Securities at a time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.

Non-Diversification Risk. As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FUND PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Fund’s Class I shares. The table shows how the Fund’s average annual returns compare with the performance of selected broad market indexes over various time periods. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance is available at www.cohenandsteers.com or by calling (800) 330-7348.
Class I Shares Annual Total Returns

Highest quarterly return during this period: 10.52% (quarter ended September 30, 2010) Lowest quarterly return during this period: –5.11% (quarter ended September 30, 2011)
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Class I Cohen & Steers Preferred Securities & Income Fund, Inc.		1 Year	Since Inception		Inception Date
Class I Shares		22.52%	13.17%	[1]	May 3, 2010
Class I Shares Return After Taxes on Distributions		20.43%	11.28%	[1]	May 3, 2010
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares		15.29%	10.35%	[1]	May 3, 2010
BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes)		13.60%	9.51%
Blended Benchmark (reflects no deduction for fees, expenses or taxes)	[2]	17.40%	9.92%
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	[3]	16.00%	8.95%
[1]	The inception date was May 3, 2010.
[2]	Blended benchmark consists of 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% BofA Merrill Lynch US Capital Securities Index. The BofA Merrill Lynch Fixed Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. Qualifying securities must be rated investment grade (based on an average of Moody's, S&P and Fitch) and must have an investment-grade-rated country of risk (based on an average of Moody's, S&P and Fitch foreign currency long-term sovereign debt ratings). The BofA Merrill Lynch US Capital Securities Index is a subset of The BofA Merrill Lynch US Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities.
[3]	The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance. Performance figures include reinvestment of income dividends and, for the Fund, capital gains distributions. You should note that the Fund is a professionally managed mutual fund while the indexes are unmanaged, do not incur expenses and are not available for investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS PREFERRED SECURITIES & INCOME FUND, INC.
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class I | Cohen & Steers Preferred Securities & Income Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Cohen & Steers Preferred Securities and Income Fund, Inc. (the Fund) is to seek total return (high current income and capital appreciation).
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	This expense information differs from the Fund’s most recent annual report and has been updated to reflect estimated expenses for the fiscal year ended December 31, 2012 and additional expenses expected to be incurred in the current fiscal year due to the payment of a service fee pursuant to a shareholder services plan for Class I shares, adopted by the Fund effective January 1, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2014 (through June 30, 2014, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of preferred and debt securities issued by U.S. and non-U.S. companies, including traditional preferred securities; hybrid preferred securities that have investment and economic characteristics of both preferred stock and debt securities; floating rate preferred securities; corporate debt securities; convertible securities; and securities of other open-end, closed-end or exchange-traded funds that invest primarily in preferred and/or debt securities as described herein. Certain securities in which the Fund may invest are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (Securities Act) (referred to as Rule 144A Securities).

The Fund also will invest at least 25% of its net assets in the financials sector, which is comprised of the bank, diversified financials, real estate (including real estate investment trusts (REITs)) and insurance industries. From time to time, the Fund may have 25% of its net assets invested in any one of these industries. In addition, the Fund also may focus its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications. The Advisor retains broad discretion to allocate the Fund's investments across various sectors and industries.

The Fund may invest without limit in securities of non-U.S. companies, which may be non-U.S. dollar denominated, including up to 15% of the Fund's net assets in securities issued by companies domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries.

The Fund may invest in investment grade as well as below investment grade securities and, although not required to do so, will generally seek to maintain a minimum weighted average senior debt rating of companies in which it invests of BBB-. Although a company's senior debt rating may be BBB-, an underlying security issued by such company in which the Fund invests may have a lower rating than BBB-. Below investment grade securities are also known as "high yield" or "junk" securities. The maturities of debt securities in which the Fund will invest generally will be longer-term (ten years or more); however, as a result of changing market conditions and interest rates, the Fund may also invest in shorter-term debt securities.

The Fund is authorized to purchase, sell or enter into any derivative contract or option on a derivative contract, transaction or instrument, without limitation, including various interest rate transactions such as swaps, caps, floors or collars, and foreign currency transactions, such as foreign currency forward contracts, foreign currency futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. The Fund's primary use of derivative contracts will be to enter into interest rate and currency hedging transactions in order to reduce the interest rate risk and foreign currency risk inherent in the Fund's investments.

The Fund is non-diversified and as a result may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of preferred and debt securities issued by U.S. and non-U.S. companies, including traditional preferred securities; hybrid preferred securities that have investment and economic characteristics of both preferred stock and debt securities; floating rate preferred securities; corporate debt securities; convertible securities; and securities of other open-end, closed-end or exchange-traded funds that invest primarily in preferred and/or debt securities as described herein.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, call, reinvestment and income risk, limited liquidity, limited voting rights and special redemption rights.

  Deferral and Omission Risk. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.
  Credit and Subordination Risk. Credit risk is the risk that a security in the Fund’s portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status. Preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.
  Interest Rate Risk. Interest rate risk is the risk that preferred securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. Preferred securities with longer periods before maturity may be more sensitive to interest rate changes.
  Call, Reinvestment and Income Risk. During periods of declining interest rates, an issuer may be able to exercise an option to redeem its issue at par earlier than scheduled which is generally known as call risk. Recent regulatory changes may increase call risk with respect to certain types of preferred securities. If this occurs, the Fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk. Another risk associated with a declining interest rate environment is that the income from the Fund’s portfolio may decline over time when the Fund invests the proceeds from new share sales at market interest rates that are below the portfolio’s current earnings rate.
  Liquidity Risk. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.
  Limited Voting Rights Risk. Generally, traditional preferred securities offer no voting rights with respect to the issuer unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. Hybrid-preferred security holders generally have no voting rights.
  Special Redemption Rights Risk. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in U.S. federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund.
  Regulatory Risk. Recent regulatory changes may adversely affect the performance of certain preferred securities. The potential impact of these new regulations on preferred securities and the Fund’s ability to pursue its investment objective through such instruments is unclear at this time. Such regulatory changes may increase issuers’ incentives to call or redeem a security prior to a specified date. Furthermore, from time to time, preferred securities have been, and may in the future be, offered having features other than those described herein.
Debt Securities Risk. Debt securities generally present various risks, including interest rate risk, which is the risk that bond prices will decline because of rising interest rates, and credit risk, which is the chance that the issuer of a debt security will fail to timely pay interest and principal or that a debt security’s price declines because of negative perceptions of an issuer’s ability to pay interest and principal.

Concentration in the Financials Sector Risk. Because the Fund invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition.

Foreign (Non-U.S.) and Emerging Market Securities Risk. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and repatriation of capital invested. The securities and real estate markets of some emerging market countries have in the past sometimes experienced substantial market disruptions and may do so in the future. The economies of many emerging countries may be heavily dependent on international trade and, accordingly have been and may continue to be adversely affected by trade barriers, exchange controls managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they wish to trade.

Below Investment Grade Securities Risk. Below investment grade securities, or equivalent unrated securities, generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for below investment grade securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Foreign Currency Risk. Although the Fund will report its net asset value (NAV) and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, and such investments are subject to the risks described under Derivatives and Hedging Transactions Risk below.

Derivatives and Hedging Transactions Risk. The use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, over-the-counter trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Recent legislation has called for a new regulatory framework for the derivatives market. The impact of the new regulations are still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments.

Rule 144A Securities Risk. Rule 144A Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers. Institutional markets for Rule 144A Securities that exist or may develop may provide both readily ascertainable values for such securities and the ability to promptly sell such securities. However, if there are an insufficient number of qualified institutional buyers interested in purchasing Rule 144A Securities held by the Fund, the Fund will be subject to liquidity risk and thus may not be able to sell the Rule 144A Securities at a time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.

Non-Diversification Risk. As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Fund’s Class I shares. The table shows how the Fund’s average annual returns compare with the performance of selected broad market indexes over various time periods. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance is available at www.cohenandsteers.com or by calling (800) 330-7348.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for the Fund’s Class I shares. The table shows how the Fund’s average annual returns compare with the performance of selected broad market indexes over various time periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 330-7348
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cohenandsteers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return during this period: 10.52% (quarter ended September 30, 2010) Lowest quarterly return during this period: –5.11% (quarter ended September 30, 2011)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class I | Cohen & Steers Preferred Securities & Income Fund, Inc. | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.01%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[1],[2]
Fee Waiver / Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[2]
Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement)	rr_NetExpensesOverAssets	0.75%	[1],[2]
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	263
5 Years	rr_ExpenseExampleYear05	468
10 Years	rr_ExpenseExampleYear10	1,060
2011	rr_AnnualReturn2011	3.74%
2012	rr_AnnualReturn2012	22.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.11%)
1 Year	rr_AverageAnnualReturnYear01	22.52%
Since Inception	rr_AverageAnnualReturnSinceInception	13.17%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Class I | Cohen & Steers Preferred Securities & Income Fund, Inc. | Return After Taxes on Distributions | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.43%
Since Inception	rr_AverageAnnualReturnSinceInception	11.28%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Class I | Cohen & Steers Preferred Securities & Income Fund, Inc. | Return After Taxes on Distributions and Sale of Fund Shares | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.29%
Since Inception	rr_AverageAnnualReturnSinceInception	10.35%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Class I | Cohen & Steers Preferred Securities & Income Fund, Inc. | BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.60%
Since Inception	rr_AverageAnnualReturnSinceInception	9.51%
Class I | Cohen & Steers Preferred Securities & Income Fund, Inc. | Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.40%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.92%	[4]
Class I | Cohen & Steers Preferred Securities & Income Fund, Inc. | S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	8.95%	[5]

[1]	This expense information differs from the Fund's most recent annual report and has been updated to reflect estimated expenses for the fiscal year ended December 31, 2012 and additional expenses expected to be incurred in the current fiscal year due to the payment of a service fee pursuant to a shareholder services plan for Class I shares, adopted by the Fund effective January 1, 2012.
[2]	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed to waive, through June 30, 2014, the Fund's total annual Fund operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) at 0.75% for the Class I shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.
[3]	The inception date was May 3, 2010.
[4]	Blended benchmark consists of 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% BofA Merrill Lynch US Capital Securities Index. The BofA Merrill Lynch Fixed Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. Qualifying securities must be rated investment grade (based on an average of Moody's, S&P and Fitch) and must have an investment-grade-rated country of risk (based on an average of Moody's, S&P and Fitch foreign currency long-term sovereign debt ratings). The BofA Merrill Lynch US Capital Securities Index is a subset of The BofA Merrill Lynch US Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities.
[5]	The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance. Performance figures include reinvestment of income dividends and, for the Fund, capital gains distributions. You should note that the Fund is a professionally managed mutual fund while the indexes are unmanaged, do not incur expenses and are not available for investment.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS PREFERRED SECURITIES & INCOME FUND, INC.
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2013